Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 127,455	$ 126,489	$ 115,242
Debt Securities	100.00%	100.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	66.00%	67.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	34.00%	32.50%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	0.00%	0.50%
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 127,455
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0